Senior Debt Portfolio

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 3.1%

Security	Principal Amount (000’s omitted)	Value
AGL CLO 17, Ltd., Series 2022-17A, Class E, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$1,000,000
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 3.354%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(3)	2,500	2,501,587
Series 2018-1A, Class E, 6.254%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(3)	3,000	2,930,886
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.151%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(3)	5,000	4,896,105
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.326%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(3)	3,525	3,319,923
Apidos CLO XX, Series 2015-20A, Class DR, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(3)	2,375	2,255,899
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 3.259%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(3)	2,500	2,492,538
Series 2018-49A, Class E, 5.959%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(3)	3,500	3,390,754
Ares XXXIIR CLO, Ltd.:
Series 2014-32RA, Class C, 3.056%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(3)	5,000	4,922,775
Series 2014-32RA, Class D, 6.006%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(3)	1,000	978,489
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(3)	4,000	3,898,348
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 2.854%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(3)	2,500	2,433,890
Series 2018-1A, Class C, 2.841%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(3)	3,500	3,394,545
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 2.959%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(3)	5,000	4,888,735
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 7.069%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(3)	1,750	1,736,970
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 3.184%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(3)	5,000	4,932,025
Series 2018-5BA, Class D, 6.204%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(3)	3,500	3,409,042
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.854%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(3)	5,401	4,964,642
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 2.854%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(3)	1,500	1,442,198
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 6.941%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(3)	2,250	2,239,142
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 6.591%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(3)	1,750	1,742,410
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 7.093%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(3)	3,000	2,976,432
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 3.199%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(3)	2,500	2,486,375
Series 2018-1A, Class D, 5.949%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(3)	4,550	4,369,916
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.094%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(3)	1,250	1,233,349
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 7.384%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(3)	3,000	2,975,517

Security	Principal Amount (000’s omitted)	Value
BlueMountain CLO, Ltd.:
Series 2015-3A, Class CR, 2.854%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(3)	$5,000	$4,767,785
Series 2015-3A, Class DR, 5.654%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(3)	3,000	2,786,151
Series 2016-3A, Class DR, 3.256%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(3)	1,500	1,475,349
Series 2016-3A, Class ER, 6.106%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(3)	1,500	1,416,942
Series 2018-1A, Class D, 3.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(3)	2,500	2,438,670
Series 2018-1A, Class E, 6.249%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(3)	2,000	1,892,538
Series 2021-33A, Class E, 6.913%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(3)	2,500	2,467,900
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(3)	4,875	4,569,025
Series 2016-1A, Class DR, 3.041%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(3)	3,000	2,960,478
Series 2016-1A, Class ER, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(3)	4,000	3,805,268
Series 2016-2A, Class ER, 6.239%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(3)	4,500	4,237,227
Series 2018-1A, Class D, 3.141%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(3)	3,000	2,958,702
Series 2018-1A, Class E, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(3)	2,750	2,640,489
Series 2019-2A, Class ER, 6.991%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(3)	1,500	1,498,413
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 3.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(3)	5,000	4,968,770
Series C17A, Class DR, 6.299%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(3)	3,500	3,310,191
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 3.738%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(3)	2,500	2,475,068
Series 2012-3A, Class DR2, 6.738%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(3)	1,500	1,415,886
Series 2014-3RA, Class C, 3.218%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(3)	1,000	987,151
Series 2014-3RA, Class D, 5.668%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(3)	2,150	2,033,756
Series 2014-4RA, Class C, 3.141%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(3)	2,750	2,647,370
Series 2014-4RA, Class D, 5.891%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(3)	3,500	3,148,281
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 6.854%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(3)	1,000	985,552
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 3.091%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(3)	1,500	1,481,184
Series 2018-55A, Class E, 5.641%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(3)	2,000	1,944,120
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 2.839%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(3)	7,000	6,805,225
Series 2015-41A, Class ER, 5.539%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(3)	1,268	1,208,726
Series 2016-42A, Class DR, 3.171%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(3)	2,500	2,474,458
Series 2016-42A, Class ER, 5.791%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(3)	3,500	3,384,447
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(3)	4,500	4,416,925
Galaxy XXV CLO, Ltd.:
Series 2015-19A, Class D1R, 6.789%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(3)	2,000	1,975,378
Series 2018-25A, Class D, 3.358%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(3)	2,500	2,500,960
Series 2018-25A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(3)	3,500	3,396,190
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 3.554%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(3)	4,000	4,001,576
Series 2018-37A, Class E, 6.004%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(3)	4,750	4,285,322
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 6.954%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(3)	1,250	1,235,961
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 7.054%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(3)	2,500	2,468,440

Security	Principal Amount (000’s omitted)	Value
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 4.041%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(3)	$2,000	$2,002,260
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 6.94%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(3)	2,000	1,965,286
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 6.654%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(3)	1,000	1,001,173
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 3.359%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(3)	2,000	1,975,290
Series 2018-2A, Class E, 6.009%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(3)	3,000	2,804,514
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 6.845%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(3)	1,550	1,550,318
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.175%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(3)	2,000	1,980,354
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 3.341%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(3)	2,500	2,502,305
Series 2016-22A, Class ER, 6.301%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(3)	3,000	2,974,161
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 5.854%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(3)	1,950	1,931,155
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.091%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(3)	3,250	3,195,114
Series 2015-1A, Class DR4, 6.66%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(3)	2,000	1,994,042
Series 2018-1A, Class C, 2.741%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(3)	3,000	2,967,690
Series 2018-1A, Class D, 5.391%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(3)	2,000	1,937,618
Series 2018-2A, Class D, 5.839%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(3)	2,000	1,984,816
Series 2021-2A, Class E, 6.591%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(3)	1,000	1,000,468
Series 2022-1A, Class E, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	5,500	5,502,750
RAD CLO 5, Ltd., Series 2019-5A, Class E, 6.959%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(3)	1,750	1,742,550
RAD CLO 11, Ltd., Series 2021-11A, Class E, 6.491%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(3)	750	750,701
RAD CLO 14, Ltd., Series 2021-14A, Class E, 6.73%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(3)	1,050	1,048,658
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 3.341%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(3)	2,500	2,501,420
Series 2018-2A, Class D, 6.191%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(3)	5,000	4,744,710
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 3.458%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(3)	2,500	2,501,133
Series 2018-3A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(3)	4,500	4,312,908
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 6.758%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(3)	3,875	3,824,175
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 3.154%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(3)	4,500	4,421,254
Series 2016-1A, Class DR, 6.154%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(3)	4,625	4,403,014
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 3.454%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(3)	2,500	2,433,368
Series 2018-9A, Class D, 6.504%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(3)	3,500	3,217,291
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 3.504%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(3)	5,000	4,915,495
Series 2018-10A, Class D, 6.444%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(3)	5,000	4,619,660

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.:
Series 2014-1A, Class DR2, 6.241%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(3)	$3,250	$2,998,382
Series 2015-3A, Class CR, 3.404%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(3)	2,500	2,413,788
Series 2015-3A, Class DR, 6.454%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(3)	5,500	5,154,275
Series 2016-3A, Class CR, 3.491%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(3)	2,000	1,930,480
Series 2016-3A, Class DR, 6.321%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(3)	3,375	3,133,012
Series 2018-1A, Class C, 2.848%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(3)	5,000	4,879,395
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 3.154%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(3)	2,000	1,990,610
Series 2015-1A, Class DR, 5.754%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(3)	2,500	2,463,530
Wellfleet CLO, Ltd., Series 2021-3A, Class E, 7.21%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(3)	1,050	1,040,962

Total Asset-Backed Securities (identified cost $300,116,894)		$291,988,451

Common Stocks — 0.9%

Security	Shares	Value
Aerospace and Defense — 0.0%(4)
IAP Global Services, LLC(5)(6)(7)	168	$813,523

		$813,523

Automotive — 0.0%(4)
Dayco Products, LLC(5)(6)	48,926	$366,945

		$366,945

Chemicals and Plastics — 0.2%
Hexion Holdings Corp., Class B(5)(6)	454,988	$12,967,158

		$12,967,158

Containers and Glass Products — 0.0%(4)
LG Newco Holdco, Inc., Class A(5)(6)	342,076	$2,993,165

		$2,993,165

Electronics/Electrical — 0.1%
Skillsoft Corp.(5)(6)	1,010,393	$7,497,116

		$7,497,116

Health Care — 0.1%
Akorn Holding Company, LLC, Class A(5)(6)	792,089	$7,458,865

		$7,458,865

Nonferrous Metals/Minerals — 0.0%(4)
ACNR Holdings, Inc., Class A(5)(6)	30,298	$1,393,708

		$1,393,708

Oil and Gas — 0.3%
AFG Holdings, Inc.(5)(6)(7)	281,241	$1,738,070
McDermott International, Ltd.(5)(6)	1,382,889	704,167
QuarterNorth Energy, Inc.(5)(6)	12,899	1,356,545
QuarterNorth Energy, Inc.(5)(6)	210,511	22,138,747
RDV Resources, Inc., Class A(5)(6)	197,614	592,842

		$26,530,371

Security	Shares	Value
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(5)(6)	482,097	$1,475,217
Cumulus Media, Inc., Class A(5)(6)	371,654	3,809,453
iHeartMedia, Inc., Class A(5)(6)	205,018	4,131,113

		$9,415,783

Retailers (Except Food and Drug) — 0.0%(4)
David’s Bridal, LLC(5)(6)(7)	195,511	$0
Phillips Pet Holding Corp.(5)(6)(7)	2,960	1,121,932

		$1,121,932

Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(5)(6)(7)	390,679	$8,212,073

		$8,212,073

Utilities — 0.0%(4)
Longview Intermediate Holdings, LLC, Class A(5)(6)(7)	359,046	$2,840,054

		$2,840,054

Total Common Stocks (identified cost $89,956,100)		$81,610,693

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Series A, 13.00%(5)(6)	51,966	$6,028,063

Total Convertible Preferred Stocks (identified cost $2,728,218)		$6,028,063

Corporate Bonds — 6.9%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,750	$3,848,400
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	1,550,250
8.00%, 12/15/25(1)	1,500	1,569,202

		$6,967,852

Air Transport — 0.7%
Air Canada, 3.875%, 8/15/26(1)	7,550	$7,381,597
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	19,300	19,790,510
5.75%, 4/20/29(1)	14,475	14,843,534
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	5,300	5,941,979
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	7,925	8,468,457
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	5,021,569
4.625%, 4/15/29(1)	5,050	5,005,484

		$66,453,130

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.2%
Clarios Global, L.P., 6.75%, 5/15/25(1)		2,183	$2,267,406
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)		4,478	4,634,529
Tenneco, Inc.:
5.125%, 4/15/29(1)		10,125	9,391,494
7.875%, 1/15/29(1)		550	585,406

			$16,878,835

Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)		875	$858,113
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,625	3,833,456
Forterra Finance, LLC/FRTA Finance Corp., 6.50%, 7/15/25(1)		1,100	1,152,800
SRS Distribution, Inc., 4.625%, 7/1/28(1)		5,100	4,936,953
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		1,100	1,171,362

			$11,952,684

Business Equipment and Services — 0.9%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,475	$2,544,622
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)		20,725	19,639,321
4.625%, 6/1/28(1)		28,825	27,746,801
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		9,125	9,417,000
5.75%, 4/15/26(1)		17,950	18,628,420
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)		2,675	2,746,101
9.25%, 4/15/25(1)		2,925	3,289,835

			$84,012,100

Cable and Satellite Television — 0.8%
Altice France S.A.:
5.125%, 1/15/29(1)		1,600	$1,489,896
5.125%, 7/15/29(1)		63,200	58,769,364
5.50%, 10/15/29(1)		6,455	6,126,828
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		7,625	7,258,047

			$73,644,135

Chemicals and Plastics — 0.2%
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	$2,239,338
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,700	3,631,605
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		7,550	7,223,538
Tronox, Inc., 6.50%, 5/1/25(1)		8,000	8,311,200

			$21,405,681

Commercial Services — 0.1%
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,775	$8,899,737

			$8,899,737

Cosmetics/Toiletries — 0.0%(4)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)		1,300	$1,218,126

			$1,218,126

Security	Principal Amount* (000’s omitted)	Value
Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)	5,925	$6,162,978

		$6,162,978

Drugs — 0.5%
Bausch Health Companies, Inc.:
4.875%, 6/1/28(1)	9,050	8,599,039
5.50%, 11/1/25(1)	2,700	$2,724,084
6.125%, 2/1/27(1)(2)	6,425	6,459,856
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	16,900	16,084,152
Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	9,940,656

		$43,807,787

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	6,025	$6,091,968

		$6,091,968

Electronics/Electrical — 0.5%
CommScope, Inc., 4.75%, 9/1/29(1)	7,038	$6,752,293
Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	19,687,122
LogMeIn, Inc., 5.50%, 9/1/27(1)	12,010	11,695,578
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	7,900	8,069,613

		$46,204,606

Entertainment — 0.0%(4)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,400	$2,504,856

		$2,504,856

Financial Intermediaries — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$5,758,200

		$5,758,200

Food Products — 0.1%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	9,400	$10,397,763

		$10,397,763

Health Care — 0.5%
HCA, Inc., 5.25%, 4/15/25	1,250	$1,361,224
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	25,150	24,273,900
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	2,579,073
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	25,375	24,500,768

		$52,714,965

Industrial Equipment — 0.1%
Clark Equipment Company, 5.875%, 6/1/25(1)	1,200	$1,238,556
Madison IAQ, LLC, 4.125%, 6/30/28(1)	12,300	11,734,138

		$12,972,694

Internet Software & Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	7,525	$7,124,632

		$7,124,632

Leisure Goods/Activities/Movies — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	37,975	$36,186,378
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)(2)	3,475	3,509,246
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,548,990

		$42,244,614

Security	Principal Amount* (000’s omitted)	Value
Machinery — 0.1%
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	$5,021,206

		$5,021,206

Oil and Gas — 0.1%
CITGO Petroleum Corporation:
6.375%, 6/15/26(1)	2,100	$2,092,408
7.00%, 6/15/25(1)	12,175	12,284,697

		$14,377,105

Packaging & Containers — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)	6,325	$5,989,775
4.375%, 10/15/28(1)	10,100	9,685,445

		$15,675,220

Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,700	$3,109,973
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,975	2,958,504
5.25%, 8/15/27(1)	2,500	2,542,500
6.375%, 5/1/26	1,159	1,202,606
8.375%, 5/1/27	2,101	2,200,720
Univision Communications, Inc., 4.50%, 5/1/29(1)	10,075	9,995,357

		$22,009,660

Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$8,124,155

		$8,124,155

Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co, Inc., 4.625%, 1/15/29(1)	6,790	$6,628,262

		$6,628,262

Retailers (Except Food and Drug) — 0.0%(4)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$1,573,582

		$1,573,582

Software and Services — 0.1%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$5,062,527

		$5,062,527

Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$12,018,242

		$12,018,242

Telecommunications — 0.3%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	7,250	$7,439,298
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	7,600	7,466,278
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	6,650	6,394,407
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	10,575	9,814,657

		$31,114,640

Total Corporate Bonds (identified cost $663,283,406)		$649,021,942

Exchange-Traded Funds — 0.5%

Security	Shares	Value
SPDR Blackstone Senior Loan ETF	1,009,000	$46,000,310

Total Exchange-Traded Funds (identified cost $46,274,982)		$46,000,310

Preferred Stocks — 0.0%(4)

Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(5)(6)(7)	9,245	$0

		$0

Nonferrous Metals/Minerals — 0.0%(4)
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	14,309	$4,006,520

		$4,006,520

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Series A, 8.00% (PIK)(5)(6)(7)	5,438	$0
David’s Bridal, LLC, Series B, 10.00% (PIK)(5)(6)(7)	22,162	0

		$0

Total Preferred Stocks (identified cost $1,794,235)		$4,006,520

Senior Floating-Rate Loans — 107.6%(8)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.4%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,071	$1,145,518
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	4,467,522
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,300	3,686,017
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/18/27		9,152	9,180,143
Delos Finance S.a.r.l., Term Loan, 1.974%, (3 mo. USD LIBOR + 1.75%), 10/6/23		15,593	15,596,835
Dynasty Acquisition Co., Inc.:
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26		19,843	19,439,103
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26		36,902	36,150,553
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(9)		944	946,872
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(7)		1,206	981,817
KKR Apple Bidco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/23/28		7,950	7,942,543
Spirit Aerosystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 1/15/25		8,326	8,369,681
TransDigm, Inc.:
Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 8/22/24		30,174	29,954,287

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 12/9/25		51,309	$50,850,821
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(10)		34,206	33,581,659

			$222,293,371

Air Transport — 1.8%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		31,000	$32,228,933
Air Canada, Term Loan, 4.25%, (2 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		1,625	1,632,109
American Airlines, Inc.:
Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 6/27/25		13,000	12,610,000
Term Loan, 1/29/27(11)		5,128	4,957,796
Brown Group Holding, LLC, Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/7/28		13,962	13,900,528
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		23,775	25,121,259
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		40,225	42,537,937
United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		35,648	35,748,633

			$168,737,195

Automotive — 3.5%
Adient US, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 4/10/28		8,880	$8,890,552
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		16,239	16,225,390
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		18,880	18,929,685
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		8,660	8,669,487
Belron Luxembourg S.a r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/13/28	EUR	3,925	4,391,631
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		19,917	15,357,829
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(10)		10,212	9,273,984
Clarios Global, L.P.:
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	28,550	31,883,294
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/30/26		23,798	23,726,452
CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23		3,908	3,666,201
Dayco Products, LLC, Term Loan, 4.425%, (3 mo. USD LIBOR + 4.25%), 5/19/23		15,248	15,032,277
Garrett LX I S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	13,250	14,922,931
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		6,384	6,368,040
Gates Global, LLC:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	6,974	7,820,084
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27		20,748	20,723,011
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		28,279	28,283,225
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		6,468	6,471,542
Tenneco, Inc., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 10/1/25		36,217	35,858,604
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		9,047	9,074,971

Borrower/Description	Principal Amount* (000’s omitted)		Value
TI Group Automotive Systems, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	5,513	$6,201,744
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26		6,552	6,552,062
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28		21,711	21,686,513
Visteon Corporation, Term Loan, 1.865%, (USD LIBOR + 1.75%), 3/25/24(10)		2,500	2,484,895
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		9,626	9,631,891

			$332,126,295

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27		1,047	$1,045,392
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		7,805	7,483,463
Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28		20,901	20,770,824

			$29,299,679

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc., Term Loan, 4.605%, (1 mo. USD LIBOR + 4.50%), 7/31/26		16,115	$16,113,631
Clipper Acquisitions Corp., Term Loan, 1.851%, (1 mo. USD LIBOR + 1.75%), 3/3/28		11,962	11,842,240
Hudson River Trading, LLC, Term Loan, 3.171%, (SOFR + 3.00%), 3/20/28		26,762	26,460,884

			$54,416,755

Building and Development — 4.5%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		4,763	$4,791,346
American Builders & Contractors Supply Co., Inc., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 1/15/27		23,235	23,150,447
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		8,597	8,608,122
APi Group DE, Inc.:
Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 10/1/26		15,485	15,485,000
Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 12/18/28		11,550	11,556,191
Artera Services, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/6/25		14,477	14,217,861
Beacon Roofing Supply, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 5/19/28		10,427	10,389,743
Brookfield Property REIT, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 8/27/25		6,981	6,901,881
Centuri Group, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 8/27/28		10,244	10,251,807
Core & Main L.P., Term Loan, 2.608%, (1 mo. USD LIBOR + 2.50%), 7/27/28		15,414	15,381,409
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28		24,842	24,838,418
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27		4,489	4,479,015
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24		13,964	13,978,065
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 8/21/25		37,202	37,159,063

Borrower/Description	Principal Amount* (000’s omitted)		Value
DiversiTech Holdings, Inc.:
Term Loan, 0.00%, 12/16/28(9)		2,284	$2,304,273
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/16/28		11,041	11,054,515
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (USD LIBOR + 3.25%, Floor 0.50%), 2/3/28(10)		13,283	13,239,362
MI Windows and Doors, LLC, Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 12/18/27		5,214	5,229,912
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		13,580	13,622,068
Osmose Utilities Services, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/23/28		7,606	7,585,341
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		12,908	12,859,255
Patagonia Bidco Limited:
Term Loan, 5.39%, (SONIA + 4.75%), 3/5/29	GBP	16,965	22,788,216
Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	3,085	4,143,312
Quikrete Holdings, Inc.:
Term Loan, 1/31/27(11)		24,400	24,377,113
Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 2/1/27		4,828	4,789,989
RE/MAX International, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/21/28		18,209	18,170,572
SRS Distribution, Inc.:
Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28		5,450	5,451,134
Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 6/2/28(10)		12,094	12,093,149
Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28		16,951	16,984,520
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		11,619	11,644,403
White Cap Buyer, LLC, Term Loan, 6.25%, (USD Prime + 3.00%), 10/19/27		34,136	34,181,478
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28		6,750	6,758,437

			$428,465,417

Business Equipment and Services — 9.4%
AlixPartners, LLP:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	4,169	$4,673,905
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		13,275	13,249,797
Allied Universal Holdco, LLC:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/12/28	EUR	1,995	2,213,669
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		17,586	17,567,513
Amentum Government Services Holdings, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 1/29/27		10,592	10,560,906
APFS Staffing Holdings, Inc., Term Loan, 12/29/28(11)		4,000	4,010,000
AppLovin Corporation:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 8/15/25		45,702	45,680,784
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28		19,451	19,426,936
Asplundh Tree Expert, LLC, Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 9/7/27		10,319	10,269,625
Belfor Holdings, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 4/6/26		6,935	6,943,898
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	10,525	11,789,823
Bracket Intermediate Holding Corp., Term Loan, 4.466%, (3 mo. USD LIBOR + 4.25%), 9/5/25		14,945	14,935,834

Borrower/Description	Principal Amount* (000’s omitted)		Value
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		18,408	$17,993,501
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 10/30/26		9,158	9,140,373
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		12,322	12,310,680
Cast and Crew Payroll, LLC:
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 2/9/26		9,537	9,541,069
Term Loan, 12/29/28(11)		4,425	4,432,377
Ceridian HCM Holding, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 4/30/25		22,977	22,735,283
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		3,965	3,980,555
EAB Global, Inc., Term Loan, 4.00%, (USD LIBOR + 3.50%, Floor 0.50%), 8/16/28(10)		15,975	15,946,708
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		23,217	23,196,080
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		31,815	31,580,488
EP Purchaser, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/6/28		5,550	5,562,143
First Advantage Holdings, LLC, Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 1/31/27		3,606	3,594,449
Foundational Education Group, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28		7,750	7,762,106
Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26		15,008	15,061,539
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		50,496	50,632,581
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		19,101	19,125,294
Hillman Group, Inc. (The):
Term Loan, 2.79%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(9)		1,231	1,229,060
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		5,129	5,119,522
Indy US Bidco, LLC:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	6,542	7,367,682
Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 3/5/28		7,350	7,354,423
Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		4,414	4,145,896
IRI Holdings, Inc.:
Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 12/1/25		27,895	27,973,240
Term Loan, 5.105%, (1 mo. USD LIBOR + 5.00%), 12/1/25		7,604	7,849,351
Iron Mountain, Inc., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 1/2/26		9,120	9,001,889
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		6,327	6,289,224
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		25,155	25,076,735
Term Loan - Second Lien, 7.75%, (3 mo. USD LIBOR + 7.25%, Floor 0.50%), 12/1/28		9,000	9,018,000
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		5,248	5,188,899
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		27,072	26,722,328
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		4,075	4,071,944

Borrower/Description	Principal Amount* (000’s omitted)		Value
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	4,025	$4,439,223
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/21/27		3,546	3,484,275
Magnite, Inc., Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28		6,617	6,633,292
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28		13,175	13,155,791
Term Loan - Second Lien, 7.25%, (6 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29		9,625	9,641,045
Monitronics International, Inc., Term Loan, 8.75%, (3 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		15,127	12,858,164
NAB Holdings, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 11/23/28		15,100	15,024,500
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27		8,527	8,538,445
Pike Corporation, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,955	3,951,275
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(10)		11,525	11,510,195
Rockwood Service Corporation, Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 1/23/27		6,359	6,382,721
Sabre GLBL, Inc.:
Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 2/22/24		6,487	6,409,645
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		5,467	5,427,570
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		8,715	8,651,869
SITEL Worldwide Corporation:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	7,075	7,963,314
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		23,342	23,385,265
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		17,232	17,222,835
Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27		5,481	5,510,612
Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,550	2,813,321
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		53,393	53,447,122
team.blue Finco S.a.r.l.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	669	751,497
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/30/28	EUR	11,706	13,151,201
Tempo Acquisition, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 8/31/28		4,274	4,286,929
TK Elevator Topco GmbH, Term Loan, 3.63%, (3 mo. EURIBOR + 3.63%), 7/29/27	EUR	12,100	13,572,516
Trans Union, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28		30,853	30,769,089
TTF Holdings, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/31/28		6,221	6,244,025
Vaco Holdings, LLC, Term Loan, 5.75%, (SOFR + 5.00%, Floor 0.75%), 1/21/29		4,000	4,010,000
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		4,388	4,097,240
WEX, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 3/31/28		4,417	4,395,575
Zephyr Bidco Limited:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	5,025	5,607,029
Term Loan, 5.044%, (SONIA + 4.75%), 7/23/25	GBP	8,725	11,599,797

			$885,261,486

Borrower/Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 3.5%
Altice France S.A.:
Term Loan, 3.927%, (3 mo. USD LIBOR + 3.69%), 1/31/26		10,667	$10,624,725
Term Loan, 4.106%, (1 mo. USD LIBOR + 4.00%), 8/14/26		10,439	10,422,293
Charter Communications Operating, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 2/1/27		12,026	11,920,209
CSC Holdings, LLC:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/17/25		43,975	43,393,543
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,692	5,614,376
LCPR Loan Financing, LLC, Term Loan, 3.856%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,800	1,806,075
Numericable Group S.A.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	6,291	6,976,026
Term Loan, 3.049%, (3 mo. USD LIBOR + 2.75%), 7/31/25		17,249	17,063,403
Telenet Financing USD, LLC, Term Loan, 2.106%, (1 mo. USD LIBOR + 2.00%), 4/30/28		38,225	37,684,460
Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	6,565	7,285,560
UPC Broadband Holding B.V.:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 4/30/28		8,800	8,697,858
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	3,150	3,488,273
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	15,150	16,912,568
UPC Financing Partnership, Term Loan, 3.106%, (1 mo. USD LIBOR + 3.00%), 1/31/29		33,975	33,819,972
Virgin Media Bristol, LLC:
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,255	43,902,737
Term Loan, 3.356%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	499,732
Virgin Media Ireland Limited, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	12,500	13,986,086
Virgin Media SFA Finance Limited:
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	13,800	15,310,889
Term Loan, 3.477%, (1 mo. GBP LIBOR + 3.25%), 1/15/27	GBP	11,825	15,737,770
Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	20,000	22,183,471

			$327,330,026

Chemicals and Plastics — 5.3%
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	4,243	$4,778,646
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/24/27		6,253	6,268,461
Atotech B.V.:
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	2,975	3,338,087
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		13,731	13,722,418
Axalta Coating Systems US Holdings, Inc., Term Loan, 1.974%, (3 mo. USD LIBOR + 1.75%), 6/1/24		17,527	17,500,946
Caldic B.V.:
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	500	557,161
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/18/24	EUR	2,266	2,525,576
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		12,338	12,367,090
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	5,639	6,278,932
Colouroz Investment 1 GmbH:
Term Loan, 9/21/23(11)	EUR	40	44,284
Term Loan, 9/21/23(11)	EUR	1,697	1,897,044

Borrower/Description	Principal Amount* (000’s omitted)		Value
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		19,949	$19,774,694
Diamond (BC) B.V., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/29/28		8,179	8,165,959
Ferro Corporation:
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		869	868,793
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		927	926,623
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		947	946,768
Flint Group GmbH:
Term Loan, 5.00%, (3 mo. EURIBOR + 4.25%, Floor 0.75%), 4.25% cash, 0.75% PIK, 9/21/23	EUR	1,605	1,794,410
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		1,928	1,917,395
Term Loan, 9/21/23(11)	EUR	46	51,881
Term Loan, 9/21/23(11)	EUR	106	118,133
Term Loan, 9/21/23(11)	EUR	209	234,106
Flint Group US, LLC:
Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(10)		2,888	2,870,269
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		11,664	11,598,666
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		6,149	6,150,085
GEON Performance Solutions, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 8/18/28		1,995	2,013,288
Groupe Solmax, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/29/28		14,982	15,047,340
Hexion, Inc., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	5,506	6,206,851
Illuminate Buyer, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 6/30/27		13,758	13,742,678
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	2,609,300
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		2,490	2,504,324
INEOS Finance PLC:
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	7,940	8,859,874
Term Loan, 3.25%, (3 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	9,675	10,861,839
INEOS Quattro Holdings UK Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	30,000	33,443,724
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		23,343	23,328,161
INEOS US Finance, LLC:
Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 4/1/24		796	793,069
Term Loan, 11/8/28(11)		8,200	8,174,375
Kraton Polymers, LLC:
Term Loan, 2.75%, (1 mo. EURIBOR + 2.00%, Floor 0.75%), 3/5/25	EUR	526	590,566
Term Loan, 11/18/28(11)	EUR	4,650	5,234,492
Term Loan, 11/18/28(11)		6,225	6,217,219
Lonza Group AG:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,875	8,819,524
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		17,942	17,950,703

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 7/3/28(11)		7,400	$7,403,596
Term Loan, 7/3/28(11)	EUR	9,025	10,107,455
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	13,775	15,463,442
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		5,633	5,639,585
Messer Industries GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,582	2,877,843
Term Loan, 2.724%, (3 mo. USD LIBOR + 2.50%), 3/2/26		6,699	6,662,265
Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24		11,049	11,049,273
Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24		1,122	1,123,464
Olympus Water US Holding Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/9/28		3,275	3,276,536
Orion Engineered Carbons GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,408,701
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 9/24/28		4,938	4,949,969
PMHC II, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 3/31/25(10)		14,039	14,038,727
PQ Corporation, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/9/28		25,721	25,736,825
Pregis TopCo Corporation:
Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 7/31/26		2,376	2,375,883
Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 7/31/26		1,646	1,647,932
Pretium PKG Holdings, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28		7,875	7,884,143
Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 10/1/29		7,100	7,144,375
Rohm Holding GmbH:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 7/31/26	EUR	2,350	2,645,426
Term Loan, 5.27%, (6 mo. USD LIBOR + 4.75%), 7/31/26		19,685	19,715,872
Spectrum Holdings III Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 1/31/25		5,574	5,455,438
Starfruit Finco B.V., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 10/1/25		8,288	8,243,563
Trinseo Materials Operating S.C.A., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 5/3/28		8,557	8,520,898
Tronox Finance, LLC, Term Loan, 2.454%, (USD LIBOR + 2.25%), 3/13/28(10)		12,836	12,774,271
W.R. Grace & Co. Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28		22,200	22,252,725

			$499,491,961

Clothing/Textiles — 0.0%(4)
Samsonite International S.A., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 4/25/25		4,510	$4,470,995

			$4,470,995

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24		1,675	$1,672,791
Spectrum Brands, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/3/28		4,963	4,960,173

			$6,632,964

Borrower/Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 2.3%
Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(10)		16,633	$16,633,313
Berry Global, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 7/1/26		11,156	11,049,050
BWAY Holding Company, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/3/24		11,015	10,921,859
Flex Acquisition Company, Inc.:
Term Loan, 3.214%, (3 mo. USD LIBOR + 3.00%), 6/29/25		3,812	3,796,054
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/2/28		40,189	40,153,694
Kouti B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/31/28	EUR	38,025	42,677,249
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25		10,924	11,361,140
Proampac PG Borrower, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/3/25		26,217	26,299,265
Reynolds Group Holdings, Inc.:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 2/5/26		12,573	12,502,277
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28		12,444	12,440,353
TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		6,200	6,171,800
Trident TPI Holdings, Inc.:
Term Loan, 4.201%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28(9)		1,157	1,160,627
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 10/17/24		12,486	12,496,188
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28		8,146	8,170,197

			$215,833,066

Cosmetics/Toiletries — 0.4%
Kronos Acquisition Holdings, Inc.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		12,502	$12,154,200
Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26		5,750	5,814,687
Rainbow Finco S.a.r.l., Term Loan, 1/28/29(11)	EUR	14,875	16,735,204

			$34,704,091

Drugs — 3.6%
Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$4,584,927
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		6,789	6,879,855
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26		12,930	12,768,557
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		27,587	27,373,062
Bausch Health Companies, Inc.:
Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 6/2/25		54,716	54,690,802
Term Loan, 1/27/27(11)		18,500	18,386,299
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		6,102	6,110,407
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		10,114	10,130,203
Curia Global, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 8/30/26(10)		15,571	15,585,700
Elanco Animal Health Incorporated, Term Loan, 1.852%, (1 mo. USD LIBOR + 1.75%), 8/1/27		6,235	6,153,483
Grifols Worldwide Operations USA, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 11/15/27		33,998	33,629,822

Borrower/Description	Principal Amount* (000’s omitted)		Value
Horizon Therapeutics USA, Inc.:
Term Loan, 2.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26		13,469	$13,429,259
Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 3/15/28		18,709	18,589,358
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		16,915	16,938,495
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		51,832	48,743,676
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		14,022	13,171,658
Nidda Healthcare Holding AG:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	3,625	4,032,801
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	6,425	7,155,009
PharmaZell GmbH, Term Loan, 6/11/27(11)	EUR	1,950	2,198,396
Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	15,275	17,006,258

			$337,558,027

Ecological Services and Equipment — 0.4%
Clean Harbors, Inc., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 10/8/28		6,050	$6,056,479
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		18,832	18,820,288
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		569	570,353
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		5,024	5,041,207
US Ecology Holdings, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 11/1/26		3,038	3,037,052

			$33,525,379

Electronics/Electrical — 22.7%
Altar Bidco, Inc.:
Term Loan, 2/1/29(11)		26,100	$26,100,000
Term Loan - Second Lien, 2/1/30(11)		7,300	7,354,750
Applied Systems, Inc.:
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24		59,631	59,593,813
Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		3,957	3,999,335
Aptean, Inc.:
Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 4/23/26		30,652	30,613,450
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27		6,500	6,483,750
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28		2,985	2,994,949
Astra Acquisition Corp.:
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28		23,950	23,725,469
Term Loan - Second Lien, 9.625%, (1 mo. USD LIBOR + 8.875%, Floor 0.75%), 10/22/29		22,000	21,945,000
Banff Merger Sub, Inc.:
Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25		47,248	47,100,314
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	16,004	17,999,603
Term Loan - Second Lien, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26		11,450	11,546,615

Borrower/Description	Principal Amount* (000’s omitted)		Value
Barracuda Networks, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/25		4,461	$4,475,740
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		14,237	14,379,265
Buzz Merger Sub, Ltd.:
Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,837	4,829,042
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		549	550,213
Celestica, Inc., Term Loan, 2.233%, (1 mo. USD LIBOR + 2.13%), 6/27/25		4,072	4,071,955
CentralSquare Technologies, LLC, Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 8/29/25		17,166	16,433,550
Chamberlain Group, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/3/28		20,500	20,487,187
Cloudera, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28		34,450	34,342,344
Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29		9,450	9,473,625
CommScope, Inc., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,454	19,150,160
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	8,427,039
ConnectWise, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		18,358	18,353,369
Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		18,103	18,086,388
Cornerstone OnDemand, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		17,250	17,244,618
CPI International, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/26/24		14,107	14,119,040
Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28		12,625	12,640,781
Cvent, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 11/29/24		6,516	6,521,188
DEI Sales, Inc., Term Loan, 6.25%, (1 mo. USD LIBOR + 5.50%, Floor 0.75%), 4/28/28		6,237	6,228,843
Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		16,806	16,816,155
DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/31/28		3,980	3,988,526
Digi International, Inc., Term Loan, 11/1/28(11)		7,450	7,459,313
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		16,337	16,400,828
ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		29,801	29,863,296
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		23,331	23,356,951
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27		9,090	9,084,558
Epicor Software Corporation:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		77,054	76,965,674
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		7,650	7,845,075
EXC Holdings III Corp.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 12/2/24	EUR	1,680	1,885,037
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		4,507	4,518,572

Borrower/Description	Principal Amount* (000’s omitted)		Value
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		71,673	$71,518,183
Finastra USA, Inc., Term Loan - Second Lien, 6/13/25(11)		4,250	4,257,969
Fiserv Investment Solutions, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,738	5,748,383
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		64,995	65,238,802
Go Daddy Operating Company, LLC:
Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 2/15/24		53,427	53,144,818
Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 8/10/27		9,973	9,898,327
GoTo Group, Inc., Term Loan, 4.856%, (1 mo. USD LIBOR + 4.75%), 8/31/27		28,864	28,684,001
Hyland Software, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		56,690	56,716,819
Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		7,940	8,012,082
IGT Holding IV AB:
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28		6,154	6,145,808
Term Loan, 3/31/28(11)	EUR	6,205	6,909,538
II-VI Incorporated, Term Loan, 12/1/28(11)		13,825	13,829,313
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		4,990	4,993,772
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27		12,954	12,953,941
Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28		34,850	34,777,407
MA FinanceCo., LLC:
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	6,304	7,114,744
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		15,761	15,780,639
MACOM Technology Solutions Holdings, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,630	1,627,384
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28		56,925	56,924,513
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29		17,275	17,188,625
Marcel LUX IV S.a.r.l.:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 3/15/26		9,865	9,852,574
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	9,150	10,298,845
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		910	911,112
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		5,725	5,732,156
Maverick Bidco, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/18/28		9,626	9,643,924
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/18/29		3,325	3,341,625
MaxLinear, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 6/23/28		7,540	7,525,862
Mediaocean, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28		8,625	8,642,966
MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24		5,312	5,312,624
Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		9,082	9,051,149

Borrower/Description	Principal Amount* (000’s omitted)		Value
MKS Instruments, Inc.:
Term Loan, 10/21/28(11)	EUR	5,325	$6,004,807
Term Loan, 10/21/28(11)		65,600	65,575,400
N-Able International Holdings II, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 7/19/28		4,439	4,430,552
NCR Corporation, Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,091	9,006,200
Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	12,550	13,902,504
NortonLifeLock, Inc., Term Loan, 1/28/29(11)		12,150	12,104,437
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		23,504	23,538,432
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		5,161	5,167,451
Polaris Newco, LLC:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,327	10,502,319
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		33,308	33,340,601
Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28		55,200	54,950,827
Quest Software US Holdings, Inc., Term Loan, 2/1/29(11)		32,350	32,038,631
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		13,730	13,611,057
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		50,399	50,192,204
Recorded Books, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 8/29/25		9,258	9,263,894
Red Planet Borrower, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/2/28		15,910	15,925,049
Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28		18,554	17,289,543
Renaissance Holding Corp.:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 5/30/25		1,039	1,033,168
Term Loan - Second Lien, 7.105%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,189,551
Seattle Spinco, Inc., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 6/21/24		17,938	17,795,951
SkillSoft Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 6/30/28		7,830	7,898,891
SolarWinds Holdings, Inc., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 2/5/24		68,976	68,346,329
Sophia L.P., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/7/27		27,150	27,184,111
Sovos Compliance, LLC:
Term Loan, 4.50%, 8/11/28(9)		1,671	1,682,150
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28		9,679	9,740,820
SS&C European Holdings S.a.r.l., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,343	5,286,356
SS&C Technologies, Inc.:
Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,131	5,085,658
Term Loan, 1.856%, (1 mo. USD LIBOR + 1.75%), 4/16/25		6,582	6,510,066
SurveyMonkey, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 10/10/25		10,907	10,872,790
Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		5,135	5,151,777
Synaptics Incorporated, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/2/28		5,212	5,213,564

Borrower/Description	Principal Amount* (000’s omitted)		Value
Tibco Software, Inc.:
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26		37,135	$37,120,849
Term Loan - Second Lien, 7.36%, (1 mo. USD LIBOR + 7.25%), 3/3/28		13,275	13,351,331
TTM Technologies, Inc., Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 9/28/24		6,035	6,040,249
Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28		5,168	5,175,187
Uber Technologies, Inc.:
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 4/4/25		54,918	54,896,997
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 2/25/27		14,397	14,395,573
Ultimate Software Group, Inc. (The):
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26		52,840	52,774,073
Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 5/4/26		26,368	26,359,907
Term Loan - Second Lien, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 5/3/27		1,550	1,566,791
Ultra Clean Holdings, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 8/27/25		15,179	15,213,591
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		6,327	6,346,960
Verifone Systems, Inc., Term Loan, 4.178%, (3 mo. USD LIBOR + 4.00%), 8/20/25		18,761	18,622,195
Verisure Holding AB:
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,900	5,473,083
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	11,550	12,891,508
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		27,831	27,865,423
Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28		33,970	33,959,784
VS Buyer, LLC, Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 2/28/27		17,607	17,573,759

			$2,140,695,635

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		23,925	$23,842,469
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27		17,108	17,089,704
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	8,800	9,848,676
Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		9,545	9,574,719
PECF USS Intermediate Holding III Corporation, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 12/15/28		14,700	14,733,693

			$75,089,261

Financial Intermediaries — 3.4%
AllSpring Buyer, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28		3,105	$3,110,384
Apex Group Treasury, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 7/27/28		6,211	6,228,881
Aretec Group, Inc., Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 10/1/25		25,984	25,997,063
Citco Funding, LLC, Term Loan, 2.658%, (3 mo. USD LIBOR + 2.50%), 9/28/23		17,278	17,260,491
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		58,977	58,768,290

Borrower/Description	Principal Amount* (000’s omitted)	Value
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(12)	18,677	$3,828,689
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28	24,421	24,391,786
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	2,719	2,715,664
FinCo I, LLC, Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 6/27/25	14,397	14,359,937
Focus Financial Partners, LLC:
Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 7/3/24	22,656	22,540,574
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/24/28	2,071	2,067,104
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/30/28	8,953	8,935,055
Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25	6,603	6,594,912
Greenhill & Co., Inc., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/12/24	5,525	5,528,059
GreenSky Holdings, LLC:
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	11,435	11,442,100
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25	4,309	4,317,455
Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23	32,886	32,886,044
HighTower Holdings, LLC, Term Loan, 4.255%, (3 mo. USD LIBOR + 4.00%), 4/21/28	1,994	1,995,245
LPL Holdings, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 11/12/26	19,502	19,487,778
Mariner Wealth Advisors, LLC:
Term Loan, 3.45%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28(9)	1,002	1,001,097
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	7,008	6,999,552
Victory Capital Holdings, Inc.:
Term Loan, 2.466%, (3 mo. USD LIBOR + 2.25%), 7/1/26	18,972	18,856,208
Term Loan, 12/29/28(11)	11,475	11,406,514
Walker & Dunlop, Inc., Term Loan, 2.75%, (SOFR + 2.25%, Floor 0.50%), 12/16/28	14,225	14,225,000

		$324,943,882

Food Products — 2.4%
8th Avenue Food & Provisions, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/1/25	7,382	$7,196,962
Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28	8,075	8,090,141
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24	9,669	8,605,751
CHG PPC Parent, LLC, Term Loan, 3.50%, (2 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/8/28	6,325	6,348,719
Froneri International, Ltd., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 1/29/27	21,325	21,076,000
H Food Holdings, LLC:
Term Loan, 3.793%, (1 mo. USD LIBOR + 3.69%), 5/23/25	11,478	11,420,694
Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 5/23/25	6,184	6,165,199
HLF Financing S.a.r.l., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 8/18/25	23,653	23,605,225
JBS USA LUX S.A., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 5/1/26	54,599	54,531,012
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28	6,650	6,650,000
Naked Juice, LLC:
Term Loan, 1/24/29(11)	230	230,426
Term Loan, 1/24/29(11)	3,995	3,994,046

Borrower/Description	Principal Amount* (000’s omitted)		Value
Nomad Foods Europe Midco Limited, Term Loan, 2.406%, (3 mo. USD LIBOR + 2.25%), 5/15/24		18,743	$18,672,294
Shearer’s Foods, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		3,530	3,525,254
Simply Good Foods USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 7/7/24		2,699	2,709,895
Sunshine Investments B.V.:
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/28/25	EUR	10,618	11,809,079
Term Loan, 3.613%, (3 mo. GBP LIBOR + 3.50%), 3/28/25	GBP	750	1,001,362
United Petfood Group B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	9,025	10,071,542
UTZ Quality Foods, LLC, Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 1/20/28		2,279	2,274,854
Valeo F1 Company Limited (Ireland):
Term Loan, 5.31%, (SONIA + 5.00%), 6/28/28	GBP	5,500	7,368,055
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/30/28	EUR	9,450	10,591,009

			$225,937,519

Food Service — 1.4%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 11/19/26		48,644	$48,035,900
AI Aqua Merger Sub, Inc.:
Term Loan, 7/31/28(11)		880	882,366
Term Loan, 7/31/28(11)		9,016	9,044,254
Ali Group S.R.L., Term Loan, 10/13/28(11)		20,350	20,273,687
IRB Holding Corp.:
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25		7,124	7,116,051
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		31,518	31,518,284
Term Loan, 12/15/27(11)		2,625	2,624,181
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28		10,088	10,115,972

			$129,610,695

Food/Drug Retailers — 0.2%
L1R HB Finance Limited:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 9/2/24	EUR	8,523	$8,784,894
Term Loan, 5.49%, (SONIA + 5.25%), 9/2/24	GBP	6,773	8,304,175

			$17,089,069

Forest Products — 0.2%
Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26		679	$678,318
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		18,818	18,794,415
Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		3,955	3,965,013

			$23,437,746

Health Care — 11.4%
Accelerated Health Systems, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 10/31/25		5,225	$5,218,337
ADMI Corp.:
Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 4/30/25		5,352	5,296,272
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/23/27		5,586	5,582,509
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28		12,900	12,916,125
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 9/29/25	EUR	12,550	14,058,766

Borrower/Description	Principal Amount* (000’s omitted)		Value
athenahealth, Inc.:
Term Loan, 4.40%, (3 mo. USD LIBOR + 4.25%), 2/11/26		28,273	$28,264,557
Term Loan, 2/15/29(11)		2,228	2,222,690
Term Loan, 2/15/29(11)		13,147	13,131,682
Avantor Funding, Inc.:
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24		2,663	2,662,464
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 11/8/27		14,600	14,605,761
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	21,691	24,316,539
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		10,725	10,738,406
Biogroup-LCD, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/28/28	EUR	9,500	10,524,544
BW NHHC Holdco, Inc., Term Loan, 5.16%, (3 mo. USD LIBOR + 5.00%), 5/15/25		14,808	12,592,896
CAB, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/9/28	EUR	7,850	8,803,334
Cano Health, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 11/23/27		14,579	14,596,750
CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		5,329	5,354,095
CeramTec AcquiCo GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	18,677	21,022,120
Term Loan, 1/19/29(11)	EUR	2,000	2,248,831
Cerba Healthcare S.A.S.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	6,775	7,612,868
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	14,025	15,759,479
Certara L.P., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 8/15/26		9,449	9,443,179
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24		15,012	15,013,136
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		14,090	14,126,673
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		6,627	6,635,074
Dedalus Finance GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/17/27	EUR	20,150	22,558,700
Electron BidCo, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28		17,905	17,901,293
Elsan S.A.S., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 6/16/28	EUR	4,150	4,652,607
Ensemble RCM, LLC, Term Loan, 4.049%, (3 mo. USD LIBOR + 3.75%), 8/3/26		15,595	15,623,901
Envision Healthcare Corporation, Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 10/10/25		57,826	44,947,518
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		2,630	2,640,248
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		9,922	9,922,059
Hanger, Inc., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 3/6/25		22,977	22,962,938
ICON Luxembourg S.a.r.l.:
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28		14,369	14,345,081
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28		57,671	57,574,729
ICU Medical, Inc., Term Loan, 1/8/29(11)		8,100	8,134,174
IQVIA, Inc., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,620	13,602,865
IVC Acquisition Ltd.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	6,775	7,614,946
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	20,825	23,443,908

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.674%, (SONIA + 4.50%), 2/13/26	GBP	1,050	$1,414,414
LSCS Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 12/18/28		10,125	10,166,128
MDVIP, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		5,900	5,906,148
Medical Solutions, LLC:
Term Loan, 3.50%, 11/1/28(9)		3,024	3,024,810
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/1/28		15,876	15,880,255
Term Loan - Second Lien, 7.50%, (6 mo. USD LIBOR + 7.00%, Floor 0.50%), 11/1/29		6,500	6,491,875
Medline Borrower, L.P., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/23/28		24,600	24,530,825
Mehilainen Yhtiot Oy, Term Loan, 3.625%, (3 mo. EURIBOR + 3.63%), 8/11/25	EUR	7,975	8,954,535
Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		14,461	14,421,661
MJH Healthcare Holdings, LLC, Term Loan, 1/28/29(11)		4,000	3,992,500
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(9)		950	941,276
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		645	638,586
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 3/2/28(10)		23,385	23,169,668
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.25%, Floor 0.75%), 3/2/29		6,475	6,523,562
Navicure, Inc., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 10/22/26		22,470	22,483,702
Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28		8,129	8,132,390
Ortho-Clinical Diagnostics S.A.:
Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 6/30/25		20,534	20,542,394
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	3,694	4,158,209
Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		5,199	5,206,996
Padagis, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 7/6/28		8,753	8,750,210
Parexel International Corporation, Term Loan, 11/15/28(11)		14,458	14,479,135
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 6.355%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,575	2,591,094
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		7,938	7,940,077
Phoenix Guarantor, Inc.:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 3/5/26		21,001	20,914,903
Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/5/26		12,517	12,466,063
Press Ganey Holdings, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 7/24/26(10)		2,488	2,495,273
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		14,626	14,602,309
Radiology Partners, Inc., Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 7/9/25		29,695	29,404,108
Radnet Management, Inc., Term Loan, 3.754%, (USD LIBOR + 3.00%, Floor 0.75%), 4/21/28(10)		14,527	14,522,468
Ramsay Generale de Sante S.A., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 4/22/27	EUR	9,900	11,086,245
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25		56,458	56,210,900
Signify Health, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/22/28		7,377	7,375,349
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		11,625	11,608,655

Borrower/Description	Principal Amount* (000’s omitted)		Value
Sound Inpatient Physicians, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 6/27/25		2,612	$2,610,243
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		18,754	18,853,183
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		31,988	31,998,296
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,908,738
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		6,883	6,631,763
U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		18,597	18,577,747
Verscend Holding Corp., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/27/25		28,305	28,340,638
WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		15,751	15,755,489

			$1,075,374,874

Home Furnishings — 1.3%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28		20,742	$20,660,752
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		26,509	26,527,887
Mattress Firm, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28		18,429	18,433,420
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		13,985	14,136,124
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		46,227	44,312,000

			$124,070,183

Industrial Equipment — 5.3%
AI Alpine AT Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$6,776,485
Albion Financing 3 S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 8/17/26		20,350	20,343,651
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		14,697	14,723,267
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		21,171	21,126,651
Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24		25,685	25,630,116
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		6,617	6,534,301
Clark Equipment Company:
Term Loan, 2.059%, (3 mo. USD LIBOR + 1.84%), 5/18/24		12,905	12,822,399
Term Loan, 2.474%, (3 mo. USD LIBOR + 2.25%), 5/18/24		5,211	5,197,598
CPM Holdings, Inc., Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 11/17/25		14,220	14,182,949
Delachaux Group S.A.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	2,513	2,826,592
Term Loan, 4.80%, (3 mo. USD LIBOR + 4.50%), 4/16/26		5,576	5,558,077
DexKo Global, Inc.:
Term Loan, 3.878%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28(9)		2,316	2,316,723
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,604	4,048,446
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	7,785,063

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.00%, 10/4/28(9)	EUR	1,115	$1,252,646
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28		12,159	12,162,794
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		5,198	5,189,382
Dynacast International, LLC:
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 7/22/25		15,461	15,499,262
Term Loan, 10.00%, (3 mo. USD LIBOR + 9.00%, Floor 1.00%), 10/22/25		2,978	3,037,925
Engineered Machinery Holdings, Inc.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	12,095	13,570,796
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28		22,985	23,061,796
Term Loan - Second Lien, 6.75%, (3 mo. USD LIBOR + 6.00%, Floor 0.75%), 5/21/29		2,000	2,025,000
EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28		9,477	9,453,682
Filtration Group Corporation:
Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 3/29/25		22,831	22,782,457
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	3,588	4,013,846
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28		9,776	9,780,593
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		6,073	6,080,073
Granite Holdings US Acquisition Co., Term Loan, 4.224%, (3 mo. USD LIBOR + 4.00%), 9/30/26		21,034	21,005,760
Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/10/28		3,856	3,845,986
Hayward Industries, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 5/30/28		10,746	10,728,731
LTI Holdings, Inc.:
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 9/6/25		8,221	8,147,574
Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,147	2,146,875
Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,395	2,388,888
Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 7/24/26		3,560	3,560,234
Madison IAQ, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28		44,859	44,751,818
Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,914	2,141,144
Quimper AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/16/26	EUR	27,350	30,502,310
Robertshaw US Holding Corp., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 2/28/25(10)		20,869	19,741,625
SiteOne Landscape Supply, LLC, Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/23/28		3,831	3,821,048
Terex Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 1/31/24		1,771	1,771,238
Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		5,448	5,403,363
Titan Acquisition Limited, Term Loan, 3.354%, (6 mo. USD LIBOR + 3.00%), 3/28/25		28,921	28,571,304
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27		12,808	12,826,058

Borrower/Description	Principal Amount* (000’s omitted)		Value
Welbilt, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	$999,375
Zephyr German BidCo GmbH, Term Loan, 3.65%, (3 mo. EURIBOR + 3.65%), 3/10/28	EUR	13,675	15,371,587
Zurn Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 10/4/28		4,400	4,405,042

			$499,912,530

Insurance — 2.4%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 5/9/25		3,197	$3,172,910
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,631	5,589,274
Term Loan, 11/6/27(11)		14,217	14,219,059
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		36,902	36,665,961
Andromeda Investissements, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/12/26	EUR	5,250	5,853,878
AssuredPartners, Inc., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 2/12/27		17,147	17,063,702
Asurion, LLC:
Term Loan, 3.23%, (1 mo. USD LIBOR + 3.13%), 11/3/23		25,468	25,430,586
Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,413	2,404,018
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 12/23/26		5,504	5,474,913
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,662	11,599,927
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,360	14,395,900
Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	1,825	2,056,917
FrontDoor, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 6/17/28		970	967,901
Hub International Limited:
Term Loan, 4/25/25(11)		7,063	7,062,985
Term Loan, 3.017%, (USD LIBOR + 2.75%), 4/25/25(10)		18,201	18,053,207
NFP Corp., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 2/15/27		33,183	32,892,351
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		7,777	7,777,776
USI, Inc.:
Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24		6,433	6,402,261
Term Loan, 3.474%, (3 mo. USD LIBOR + 3.25%), 12/2/26		7,277	7,247,747

			$224,331,273

Leisure Goods/Activities/Movies — 4.6%
AMC Entertainment Holdings, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 4/22/26		21,534	$19,253,086
Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	20,475	23,045,776
Bombardier Recreational Products, Inc., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 5/24/27		35,825	35,500,111
Carnival Corporation:
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 6/30/25	EUR	4,915	5,515,181
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		4,143	4,111,339
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		40,700	40,394,750
City Football Group Limited, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28		15,750	15,730,312
ClubCorp Holdings, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24		23,822	23,053,504
Creative Artists Agency, LLC, Term Loan, 11/27/26(11)		10,463	10,445,684

Borrower/Description	Principal Amount* (000’s omitted)		Value
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		29,103	$22,235,789
Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24		3,841	4,086,370
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(13)		7,451	8,822,468
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		65,228	65,100,857
Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	9,600	10,764,901
Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28		4,340	4,345,229
Herschend Entertainment Company, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/27/28		4,589	4,605,707
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		2,164	2,160,813
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		8,654	8,643,253
Match Group, Inc., Term Loan, 1.908%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,526,508
Playtika Holding Corp., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 3/13/28		24,523	24,476,919
PUG, LLC, Term Loan, 2/12/27(11)		6,500	6,463,437
Sandy BidCo B.V., Term Loan, 6/12/28(11)	EUR	17,608	19,851,027
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		11,122	11,134,037
SRAM, LLC, Term Loan, 3.25%, (USD LIBOR + 2.75%, Floor 0.50%), 5/18/28(10)		2,855	2,855,114
Travel Leaders Group, LLC, Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 1/25/24		19,918	19,196,190
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		34,137	33,914,438
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,433	3,651,651

			$436,884,451

Lodging and Casinos — 2.0%
Aristocrat Technologies, Inc., Term Loan, 2.004%, (3 mo. USD LIBOR + 1.75%), 10/19/24		10,829	$10,748,657
Boyd Gaming Corporation, Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 9/15/23		982	983,293
Churchill Downs Incorporated, Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,360	3,351,600
Fertitta Entertainment, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 1/27/29		39,101	39,296,910
Golden Nugget, LLC, Term Loan, 13.00%, (1 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,043,750
GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,325	23,730,102
Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28		10,075	10,068,453
Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		6,020	6,335,787
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		21,666	21,324,204
Raptor Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/1/26		7,614	7,638,206
Sportradar Capital S.a.r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	4,400	4,933,913
Stars Group Holdings B.V. (The):
Term Loan, 2.474%, (3 mo. USD LIBOR + 2.25%), 7/21/26		26,409	26,373,055

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	12,305	$13,797,110
Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		14,325	14,332,965

			$184,958,005

Nonferrous Metals/Minerals — 0.3%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		2,872	$2,958,386
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25		6,620	6,636,086
Rain Carbon GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,875	17,700,775

			$27,295,247

Oil and Gas — 2.2%
Ameriforge Group, Inc.:
Term Loan, 12.583%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(9)		2,074	$1,037,078
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		16,374	8,186,842
Apergy Corporation:
Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		1,687	1,684,639
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,804	1,831,088
Buckeye Partners L.P., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 11/1/26		11,247	11,206,178
Centurion Pipeline Company, LLC:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 9/29/25		3,371	3,359,515
Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 9/28/25		2,005	1,995,979
CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		2,933	2,914,905
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		28,440	28,534,995
CQP Holdco L.P., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28		30,339	30,354,547
Delek US Holdings, Inc.:
Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 3/31/25		4,099	4,015,040
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		5,158	5,179,619
Freeport LNG Investments, LLLP, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28		18,991	18,931,960
GIP II Blue Holding, L.P, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/29/28		7,335	7,349,004
ITT Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/10/28		7,332	7,333,912
Lealand Finance Company B.V.:
Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1.105% cash, 3.00% PIK, 6/30/25		3,257	1,563,408
Term Loan, 4.454%, (3 mo. USD LOC + 4.75%), 6/28/24(9)		10,000	8,150,000
Matador Bidco S.a.r.l., Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 10/15/26		31,615	31,693,997
Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28		10,700	10,694,051
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		7,607	7,635,891
RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24		3,046	2,695,548

Borrower/Description	Principal Amount* (000’s omitted)		Value
UGI Energy Services, LLC, Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 8/13/26		11,846	$11,883,269

			$208,231,465

Publishing — 1.0%
Adevinta ASA:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	9,950	$11,159,372
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/26/28		6,443	6,437,793
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		4,370	4,375,261
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/11/28		15,470	15,478,390
Axel Springer S.E., Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 12/18/26	EUR	8,300	9,337,277
Getty Images, Inc.:
Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		23,518	23,556,146
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	4,192,074
LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28		9,525	9,587,084
Nielsen Finance, LLC, Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 10/4/23		9,073	9,080,219

			$93,203,616

Radio and Television — 1.8%
CMG Media Corporation., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 12/17/26		23,509	$23,377,190
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26		3,102	3,121,211
Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26		28,729	11,545,431
Entercom Media Corp., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 11/18/24		3,993	3,948,658
Entravision Communications Corporation, Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 11/29/24		8,083	8,026,355
Gray Television, Inc.:
Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 1/2/26		3,553	3,541,314
Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 12/1/28		12,900	12,882,263
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		9,329	9,352,521
iHeartCommunications, Inc.:
Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 5/1/26		1,127	1,121,803
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/1/26		3,165	3,163,203
Mission Broadcasting, Inc., Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 6/2/28		4,080	4,070,896
Nexstar Broadcasting, Inc.:
Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 1/17/24		14,494	14,486,234
Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 9/18/26		5,349	5,344,429
Sinclair Television Group, Inc.:
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26		7,380	7,196,544
Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 4/1/28		25,637	25,344,231
Univision Communications, Inc.:
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24		24,675	24,666,060
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26		7,776	7,772,727

			$168,961,070

Retailers (Except Food and Drug) — 1.9%
BJ’s Wholesale Club, Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 2/3/24		2,779	$2,781,547
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27		10,070	10,079,051

Borrower/Description	Principal Amount* (000’s omitted)	Value
David’s Bridal, Inc.:
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	3,075	$2,889,205
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	2,629	2,619,169
Gloves Buyer, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, 0.75% Floor), 12/29/27	16,043	16,002,453
Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	10,961	11,000,110
Great Outdoors Group, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	48,558	48,658,681
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	46,483	46,369,212
Hoya Midco, LLC:
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	5,836	5,841,219
Term Loan, 2/3/29(11)	2,175	2,164,125
LIDS Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 12/14/26	7,075	6,968,875
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	21,990	21,983,496
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(7)	548	438,127

		$177,795,270

Steel — 0.5%
Atkore International, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 5/26/28	8,486	$8,491,054
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	14,812	14,728,566
TMS International Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/14/24	2,178	2,169,833
Zekelman Industries, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 1/24/27	27,178	26,957,213

		$52,346,666

Surface Transport — 0.7%
Avis Budget Car Rental, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 8/6/27	2,469	$2,440,743
Hertz Corporation (The):
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/30/28	2,779	2,781,433
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/30/28	14,672	14,684,828
Kenan Advantage Group, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	24,781	24,858,705
PODS, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28	14,496	14,479,622
XPO Logistics, Inc., Term Loan, 1.852%, (1 mo. USD LIBOR + 1.75%), 2/24/25	2,789	2,771,947

		$62,017,278

Telecommunications — 2.5%
Avaya, Inc., Term Loan, 4.106%, (1 mo. USD LIBOR + 4.00%), 12/15/27	2,331	$2,336,328
CenturyLink, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 3/15/27	66,088	65,096,665
Cyxtera DC Holdings, Inc.:
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	29,811	29,723,957
Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/1/24	8,600	8,588,787
Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24	19,271	18,843,332
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	9,869	9,671,465
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26	6,990	6,011,350

Borrower/Description	Principal Amount* (000’s omitted)		Value
Intelsat Jackson Holdings S.A.:
DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(9)		5,550	$5,547,397
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		13,500	13,513,500
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		17,037	17,018,576
Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,495	5,016,702
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28		57,575	57,043,237

			$238,411,296

Utilities — 0.5%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25		4,257	$4,242,003
Calpine Construction Finance Company L.P., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 1/15/25		12,190	12,099,403
Calpine Corporation:
Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 4/5/26		5,343	5,291,098
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 12/16/27		9,746	9,683,125
Covanta Holding Corporation:
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 11/30/28		406	406,367
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 11/30/28		5,419	5,425,005
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25		1,415	1,439,395
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28		7,922	7,910,508

			$46,496,904

Total Senior Floating-Rate Loans (identified cost $10,252,550,007)			$10,137,240,642

Warrants — 0.0%(4)

Security	Shares		Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)		2,180,552	$0

			$0

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(5)(6)(7)		37,742	$0

			$0

Total Warrants (identified cost $0)			$0

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(14)	100,171,128	$100,161,111

Total Short-Term Investments (identified cost $100,161,111)		$100,161,111

Total Investments — 120.2% (identified cost $11,456,864,953)		$11,316,057,732

Less Unfunded Loan Commitments — (0.3)%		$(23,647,687)

Net Investments — 119.9% (identified cost $11,433,217,266)		$11,292,410,045

Other Assets, Less Liabilities — (19.9)%		$(1,875,218,963)

Net Assets — 100.0%		$9,417,191,082

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $936,245,843 or 9.9% of the Portfolio’s net assets.

(2)	When-issued. For a variable rate security whose interest rate will be determined after January 31, 2022.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(4)	Amount is less than 0.05%.

(5)	Non-income producing security.

(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(9)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2022, the total value of unfunded loan commitments is $22,002,916.

(10)

The stated interest rate represents the weighted average interest rate at January 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(13)	Fixed-rate loan.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	302,224,508	EUR	265,613,896	Standard Chartered Bank	2/2/22	$3,820,487	$—
USD	11,305,676	EUR	10,000,000	State Street Bank and Trust Company	2/28/22	65,342	—
USD	56,589,850	EUR	50,000,000	State Street Bank and Trust Company	2/28/22	388,181	—
USD	84,874,695	EUR	75,000,000	State Street Bank and Trust Company	2/28/22	572,192	—
USD	147,795,370	EUR	130,613,896	State Street Bank and Trust Company	2/28/22	980,993	—
USD	52,154,025	EUR	46,793,422	JPMorgan Chase Bank, N.A.	3/2/22	—	(445,447)
USD	297,915,249	EUR	265,613,896	Standard Chartered Bank	3/2/22	—	(655,578)
USD	45,595,062	EUR	40,869,937	JPMorgan Chase Bank, N.A.	3/31/22	—	(380,928)
USD	68,329,363	EUR	61,304,905	State Street Bank and Trust Company	3/31/22	—	(634,622)
USD	60,805,404	EUR	54,493,249	State Street Bank and Trust Company	3/31/22	—	(495,915)
USD	34,155,556	EUR	30,652,453	State Street Bank and Trust Company	3/31/22	—	(326,436)
USD	34,259,876	EUR	30,652,453	State Street Bank and Trust Company	3/31/22	—	(222,117)
USD	3,630,611	EUR	3,192,000	State Street Bank and Trust Company	3/31/22	39,821	—
USD	4,191,341	GBP	3,100,000	HSBC Bank USA, N.A.	3/31/22	23,528	—
USD	33,752,744	GBP	25,249,509	State Street Bank and Trust Company	3/31/22	—	(194,104)
USD	16,886,381	GBP	12,624,755	State Street Bank and Trust Company	3/31/22	—	(87,043)
USD	16,898,222	GBP	12,624,755	State Street Bank and Trust Company	3/31/22	—	(75,202)
USD	15,646,580	EUR	13,925,661	State Street Bank and Trust Company	4/29/22	—	(31,632)

						$5,890,544	$(3,549,024)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

LOC	-	Line Of Credit

PIK	-	Payment In Kind

SOFR	-	Secured Overnight Financing Rate

SONIA	-	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2022, the value of the Portfolio’s investment in affiliated funds was $100,161,111, which represents 1.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$96,088,076	$823,994,089	$(819,909,947)	$(11,107)	$—	$100,161,111	$32,194	100,171,128

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$291,988,451	$—	$291,988,451
Common Stocks	29,880,057	37,004,984	14,725,652	81,610,693
Convertible Preferred Stocks	—	6,028,063	—	6,028,063
Corporate Bonds	—	649,021,942	—	649,021,942
Exchange-Traded Funds	46,000,310	—	—	46,000,310
Preferred Stocks	—	4,006,520	0	4,006,520
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	10,112,173,011	1,419,944	10,113,592,955
Warrants	—	0	0	0
Short-Term Investments	—	100,161,111	—	100,161,111
Total Investments	$75,880,367	$11,200,384,082	$16,145,596	$11,292,410,045
Forward Foreign Currency Exchange Contracts	$—	$5,890,544	$—	$5,890,544
Total	$75,880,367	$11,206,274,626	$16,145,596	$11,298,300,589

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,549,024)	$—	$(3,549,024)
Total	$—	$(3,549,024)	$—	$(3,549,024)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2022 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.